Investment Securities (Schedule Of Acquired Purchased Credit-Impaired Securities Classified As Available-For-Sale) (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2015	Aug. 03, 2015	Dec. 31, 2014
Certain Loans Acquired in Transfer Accounted for as Debt Securities Accretable Yield Movement Schedules [Line Items]
Less: Accretable yield	$ 189.0		$ 204.4
PCI AFS securities classified at fair value	373.4
OneWest Bank [Member]
Certain Loans Acquired in Transfer Accounted for as Debt Securities Accretable Yield Movement Schedules [Line Items]
PCI AFS securities classified at fair value	370.8
OneWest Bank [Member] | Purhcase Credit-Impaired AFS Securities [Member]
Certain Loans Acquired in Transfer Accounted for as Debt Securities Accretable Yield Movement Schedules [Line Items]
Contractually required payments, including interest	606.4	$ 1,025.4
Less: Non-accretable differences	141.6	(209.7)
Cash flows expected to be collected		815.7
Less: Accretable yield	$ (94.0)	(204.4)
Fair value of securities acquired		$ 611.3